Statements of Consolidated Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Net income per the statements of consolidated income	$ 118,149	$ 108,779	$ 96,759
Other comprehensive income (loss), before tax:
Foreign currency translation adjustments	(1,358)	(14,471)	10,011
Postemployment benefits:
Actuarial gain (loss) on remeasurement	3,153	(5,028)	(930)
Reclassification of actuarial losses and prior service cost into SD&A expense and included in net periodic pension costs	872	1,123	2,214
Impact of reduction in postemployment benefit liability (as forecasted salary increases will not be realized) due to plan curtailment	0	8,860	0
Reclassification of prior service cost into SD&A expense upon plan curtailment	0	3,117	0
Unrealized gain (loss) on investment securities available for sale	10	(220)	(84)
Unrealized loss on cash flow hedges	0	0	(266)
Reclassification of interest from cash flow hedge into interest expense	0	0	316
Total of other comprehensive income (loss), before tax	2,677	(6,619)	11,261
Income tax expense related to items of other comprehensive income	1,529	3,009	154
Other comprehensive income (loss), net of tax	1,148	(9,628)	11,107
Comprehensive income, net of tax	$ 119,297	$ 99,151	$ 107,866